Assets Held for Sale or Sold - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Colonial Pipeline Colonial Ventures Seaway Crude Pipeline [Member]	Dec. 31, 2010 Syncrude Canada Ltd. [Member]	Jun. 30, 2010 Syncrude Canada Ltd. [Member]	Dec. 31, 2011 Vietnam E&P [Member]
Assets Held For Sale [Line Items]
Net carrying value of asset				$ 348,000,000		$ 1,750,000,000
Amount of investment in equity affiliates in carrying value of asset				104,000,000
Amount of goodwill in carrying value of asset				244,000,000
Gain on sale of asset				1,661,000,000	2,900,000,000
Ownership interest in proportionally consolidated joint venture						0.0903
Selling price of proportionally consolidated joint venture	2,192,000,000	14,710,000,000	512,000,000		4,600,000,000
Amount of PP&E in carrying value of assets						1,970,000,000
Expected proceeds from sale of assets							1,290,000,000
Carrying value of assets to be sold							150,000,000
PP&E in assets to be sold							$ 350,000,000